MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

July 7, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:

MP63 Fund

File Nos.

333-65599

811-09053

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective July 27, 2003 do not differ from those filed in the post-effective amendment no. 5 of the same date, which was filed electronically.

Sincerely,

/s/ Vita Nelson

Vita Nelson

Chairman

Enclosure

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